K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com
Jennifer R. Gonzalez D 202.778.9286 F 202.778.9100 jennifer.gonzalez@klgates.com

February 3, 2021

VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Neuberger Berman 5G Connectivity Fund Inc.
Registration Statement on Form N-2; File No. 811-23635

Dear Sir or Madam:

Transmitted herewith for filing on behalf of the above-referenced closed-end management investment company (the “Fund”) pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is the Fund’s registration statement on Form N-2, including the prospectus and the statement of additional information and certain exhibits.  This transmission includes a conformed signature page.  The manually signed original of this document is maintained at the offices of the Fund.

The filing fee of $109.10, required by Section 6 of the Securities Act of 1933 Act has been wired to Account No. 850000001001 at US Bank.  The Fund’s Notification of Registration on Form N-8A was filed earlier today (Accession No. 0000898321-21-000092).

The Fund desires to commence the public offering of the Fund’s common stock and to begin circulating a “red herring” prospectus in May 2021.  The Fund anticipates filing a pre-effective amendment to the Fund’s Registration Statement on or before that date that includes the “red herring” prospectus and certain exhibits not yet filed.  Accordingly, we request that the Staff use the limited review procedure of Securities Act Release No. 6510 (February 15, 1984) and review the Registration Statement at its earliest convenience.

To this end, the Fund has conformed portions of the prospectus and SAI to parallel sections of comparable funds within the Neuberger Berman family of funds, including: Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 of Neuberger Berman MLP & Energy Income Fund Inc. (File Nos. 333-185026 and 811-22770) (Accession No. 0000898432-13-000579), and Post-Effective Amendment No. 220 to the Registration Statement of Neuberger Berman Equity Funds (File Nos. 00582 and 811-23635) (Accession No. 0000898432-21-000092).

The Fund respectfully requests that the Staff furnish the Fund with any comments it may have as soon as reasonably practicable. We would also appreciate it if the staff would fax or email a copy of the comment letter to the attention of the undersigned at 202-778-9100 or jennifer.gonzalez@klgates.com as soon as the letter is available.

February 3, 2021

If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9286 or Arthur C. Delibert at (202) 778-9042. Thank you for your attention to this matter.

Sincerely,

/s/ Jennifer R. Gonzalez

Jennifer R. Gonzalez